Investments Accounted for Using the Equity Method - Summary of Reconciliation between the summarized financial information and the carrying amount of interests in associates (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation Between The Summarized Financial Information And The Carrying Amount Of Interests In Associates [Line Items]
Carrying amount of the associate in the consolidated financial statements	¥ 74,092	¥ 72,421
NEC Capital Solutions Limited [Member]
Reconciliation Between The Summarized Financial Information And The Carrying Amount Of Interests In Associates [Line Items]
Equity attributable to owners of the investee	¥ 97,280	¥ 93,523
Proportion of ownership interest	37.70%	37.70%
Equity attributable to the NEC Group	¥ 36,645	¥ 35,230
Elimination of unrealized profit on inter-company transactions	(25)	(21)
Carrying amount of the associate in the consolidated financial statements	36,620	35,209
Fair value of the associate	¥ 14,922	¥ 13,803